Disclosure of financial assets and financial liabilities by currency (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets and financial liabilities by currency [Line Items]
Restricted cash and cash equivalents	$ 16	$ 15
Cash and cash equivalents	861	2,471	$ 2,676	$ 1,239
Financial assets at amortised cost	1,010	2,945
Borrowings	7,065	5,608
Financial liabilities at amortised cost	8,230	7,067
Financial assets at amortized cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other receivables, net	131	456
Restricted cash and cash equivalents	16	15
Cash and cash equivalents	861	2,471
Deposits	2	3
Financial liabilities at amortized cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other payables	1,165	1,459
Borrowings	7,065	5,608
Financial assets at fair value through profit or loss, category [member] | Interest rate swap contract [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Interest rate swaps		35
Hong Kong, Dollars [Member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Financial assets at amortised cost	557	2,100
Financial liabilities at amortised cost	517	849
Hong Kong, Dollars [Member] | Financial assets at amortized cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other receivables, net	118	386
Restricted cash and cash equivalents	0	0
Cash and cash equivalents	438	1,712
Deposits	1	2
Hong Kong, Dollars [Member] | Financial liabilities at amortized cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other payables	513	832
Borrowings	4	17
Hong Kong, Dollars [Member] | Financial assets at fair value through profit or loss, category [member] | Interest rate swap contract [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Interest rate swaps		0
United States of America, Dollars [Member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Financial assets at amortised cost	284	691
Financial liabilities at amortised cost	7,063	5,598
United States of America, Dollars [Member] | Financial assets at amortized cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other receivables, net	4	52
Restricted cash and cash equivalents	0	0
Cash and cash equivalents	280	639
Deposits	0	0
United States of America, Dollars [Member] | Financial liabilities at amortized cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other payables	143	137
Borrowings	6,920	5,461
United States of America, Dollars [Member] | Financial assets at fair value through profit or loss, category [member] | Interest rate swap contract [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Interest rate swaps		35
Macau, Patacas
Disclosure of financial assets and financial liabilities by currency [Line Items]
Financial assets at amortised cost	156	116
Financial liabilities at amortised cost	644	605
Macau, Patacas | Financial assets at amortized cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other receivables, net	9	18
Restricted cash and cash equivalents	16	15
Cash and cash equivalents	130	82
Deposits	1	1
Macau, Patacas | Financial liabilities at amortized cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other payables	505	475
Borrowings	139	130
Macau, Patacas | Financial assets at fair value through profit or loss, category [member] | Interest rate swap contract [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Interest rate swaps		0
China, Yuan Renminbi
Disclosure of financial assets and financial liabilities by currency [Line Items]
Financial assets at amortised cost	11	9
Financial liabilities at amortised cost	5	11
China, Yuan Renminbi | Financial assets at amortized cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other receivables, net	0	0
Restricted cash and cash equivalents	0	0
Cash and cash equivalents	11	9
Deposits	0	0
China, Yuan Renminbi | Financial liabilities at amortized cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other payables	3	11
Borrowings	2	0
China, Yuan Renminbi | Financial assets at fair value through profit or loss, category [member] | Interest rate swap contract [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Interest rate swaps		0
Other currencies [Member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Financial assets at amortised cost	2	29
Financial liabilities at amortised cost	1	4
Other currencies [Member] | Financial assets at amortized cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other receivables, net	0	0
Restricted cash and cash equivalents	0	0
Cash and cash equivalents	2	29
Deposits	0	0
Other currencies [Member] | Financial liabilities at amortized cost, category [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Trade and other payables	1	4
Borrowings	$ 0	0
Other currencies [Member] | Financial assets at fair value through profit or loss, category [member] | Interest rate swap contract [member]
Disclosure of financial assets and financial liabilities by currency [Line Items]
Interest rate swaps		$ 0